Shareholders' Equity (Tables)	12 Months Ended
Nov. 30, 2020
Equity [Abstract]
Schedule of Shares Repurchased

	Carnival Corporation		Carnival plc
(in millions)	Number of Shares Repurchased	Dollar Amount Paid for Shares Repurchased	Number of Shares Repurchased	Dollar Amount Paid for Shares Repurchased
2020	—	$—	0.2	$10
2019	0.6	$26	12.2	$569
2018	7.8	$476	16.3	$985

Accumulated Other Comprehensive Loss

	AOCI
	November 30,
(in millions)	2020	2019
Cumulative foreign currency translation adjustments, net	$(1,382)	$(1,961)
Unrecognized pension expenses	(95)	(88)
Net losses on cash flow derivative hedges	41	(18)
	$(1,436)	$(2,066)

Schedule of Quarterly Cash Dividends Declared	We declared quarterly cash dividends on all of our common stock and ordinary shares as follows:

	Quarters Ended
(in millions, except per share data)	February 28	May 31	August 31	November 30
2020
Dividends declared per share	$0.50	$—	$—	$—
Dividends declared	$342	$—	$—	$—

2019
Dividends declared per share	$0.50	$0.50	$0.50	$0.50
Dividends declared	$345	$346	$342	$346

2018
Dividends declared per share	$0.45	$0.50	$0.50	$0.50
Dividends declared	$322	$357	$350	$349